Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) - Hedges of net investment in foreign operations [member] - JPY (¥)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of foreign currency denominated financial liabilities	¥ 198,635,000,000		¥ 208,294,000,000
Gain (loss) on hedge ineffectiveness	¥ 0	¥ 0